RECEIVABLES AND OTHER FINANCIAL ASSET (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Receivables And Other Financial Asset Details
Investment in shares of Biocancell		$ 50
Prepaid expenses	12	12
Other	9	27
Receivables and other financial asset	$ 21	$ 89